Equity and Redeemable Noncontrolling Interests (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2009	Sep. 30, 2010	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009 Apartmentunit LandParcels Year Property Hector Project	Dec. 31, 2008 Property Apartmentunit Hector Year	Nov. 01, 2010	Jul. 30, 2009
Class of Stock [Line Items]
Shares issued			1,600,000	1,950,925
Shares outstanding			1,600,000	1,950,925
Preferred shares schedule
Preferred stock value			$ 200,000,000	$ 208,773,000
Common Shares
Common Shares outstanding at January 1		279,959,048	279,959,048	272,786,760	269,554,661
Common Shares Issued:
Conversion of OP Units			884,472	2,676,002	1,759,560
Issuance of Common Shares			6,151,198	3,497,300
Exercise of share options			2,506,645	422,713	995,129
Employee Share Purchase Plan (ESPP)			157,363	324,394	195,961
Restricted share grants, net			235,767	298,717	461,954
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
OP Units issued through acquisitions			188,571	32,061	19,017
Common Shares Other:
Repurchased and retired			(58,130)	(47,450)	(220,085)
Common Shares outstanding at December 31			290,197,242	279,959,048	272,786,760
Units
Units outstanding at January 1		14,197,969	14,197,969	16,679,777	18,420,320
Issuance of LTIP Units			92,892	154,616
Conversion of Series B Junior Preference Units				7,517
Conversion of OP Units to Common Shares			(884,472)	(2,676,002)	(1,759,560)
Units outstanding at December 31			13,612,037	14,197,969	16,679,777
Total Common Shares and Units outstanding at December 31			303,809,279	294,157,017	289,466,537
Units Ownership Interest in Operating Partnership			4.50%	4.80%	5.80%
LTIP Units Issued:
Issuance - per unit				0.50
Issuance - contribution valuation				100,000
OP Units Issued:
Acquisitions/consolidations - per unit			40.09	26.50	44.64
Acquisitions/consolidations - valuation			8,200,000	800,000	800,000
Conversion of Series B Junior Preference Units - per unit				24.50
Conversion of Series B Junior Preference Units - valuation				200,000
Redeemable noncontrolling interests rollforward
Balance at January 1		258,280,000	258,280,000	264,394,000	345,165,000
Change in market value			129,918,000	14,544,000	(65,524,000)
Change in carrying value			(4,658,000)	(20,658,000)	(15,247,000)
Balance at December 31			383,540,000	258,280,000	264,394,000
Equity and Redeemable Noncontrolling Interests (Textuals) [Abstract]
Shares not settled				1,100,000
Consideration from shares not settled				3,500,000
Acquired all of its partner's interest in 432 partially owned units			432	1,587
2 of partially owned properties acquired			2	5
One partially owned properties			1
May sell up to 17.0 million Common Shares	17,000,000
Years Company can trade existing Common Shares in market at current prices as well as through negotiated transactions			3
Issuance of Common Shares			6,151,198	3,497,300
Common Shares average price for total consideration through the ATM program			$ 47.45	$ 35.38	$ 36.10
Total consideration through ATM program			291,900,000	123,700,000
Authorization to issue additional common shares				37,600,000
Issuance of LTIP Units			188,571	32,061	19,017
OP Units Price			$ 39.15
Total valuation as partial consideration for the acquisition			7,400,000
Partially owned properties acquired from outside partner			1
Contract value per OP unit			$ 35.00
Partially owned development projects acquired from outside partner			1	2
Land parcels acquired from outside partner			1
Preference units converted							7,367
OP units issued conversion preference units							7,517
Annual dividend per unit							$ 1.17
Reduction in paid in capital		16,900,000		1,500,000
Cash consideration equity buyout			15,300,000
Reduction in other liabilities			200,000
Reduction in noncontrolling interests - partially owned properties			200,000	11,700,000
Repurchased 47450 of its Common Shares			58,130	47,450	220,085
Average price of 23.69 per share			$ 32.46	$ 23.69	$ 35.93
Total consideration of $1.1 million			1,900,000	1,100,000	7,900,000
Authorized $464.6 million to be repurchased			464,600,000
Redemption value of approximately $258.3 million			383,500,000
Cash consideration shares redeemed						800,000
Shares redeemed						355,539
100,000,000 authorized preferred shares			100,000,000
$0.01 par value			$ 0.01
Annual dividend of $1.62 per share			$ 1.62
Depository shares in relation to Preferred shares			ten times
Value of depository shares in relation to liquidation value and dividend per share			0.1
7.00% Series E Cumulative Convertible Preferred [Member]
Class of Stock [Line Items]
Conversion of Preferred Shares			328,363	612	36,830
Preferred shares schedule
Redemption Date			Nov. 01, 1998
Conversion Rate			111.28%
Annual Dividend per preferred share			$ 1.75
Preferred stock value			0	8,212,000
7.00% Series H Cumulative Convertible Preferred [Member]
Class of Stock [Line Items]
Conversion of Preferred Shares			32,516		2,750
Preferred shares schedule
Redemption Date			Jun. 30, 1998
Conversion Rate			144.80%
Annual Dividend per preferred share			$ 1.75
Preferred stock value			0	561,000
Series K Preferred Stock [Member]
Preferred shares schedule
Redemption Date			Dec. 10, 2026
Annual Dividend per preferred share			$ 4.145
Preferred stock value			50,000,000	50,000,000
6.48% Series N Cumulative Redeemable Preferred [Member]
Preferred shares schedule
Redemption Date			Jun. 19, 2008
Annual Dividend per preferred share			$ 16.20
Preferred stock value			150,000,000	150,000,000
Partially Owned Properties acquired [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Cost of acquiring properties			1,933,365,000,000	1,933,365,000,000
OP Units issued through acquisitions			1,129	15,948
Equity and Redeemable Noncontrolling Interests (Textuals) [Abstract]
Issuance of LTIP Units			1,129	15,948
Issuance Of OP Units For Property [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Cost of acquiring properties			50,000	800,000
Cash Funded Property [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Cost of acquiring properties				$ 2,100,000